ADVISERS INVESTMENT TRUST
VONTOBEL U.S. EQUITY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	98.8%
Communication Services	7.7%
Alphabet, Inc. - Class A(a)		970	$85,583
Alphabet, Inc. - Class C(a)		7,929	703,540
Comcast Corp. - Class A		23,008	804,590
			1,593,713
Consumer Discretionary	6.8%
Amazon.com, Inc.(a)		7,516	631,344
Booking Holdings, Inc.(a)		113	227,727
Home Depot (The), Inc.		1,074	339,234
NIKE, Inc. - Class B		1,945	227,584
			1,425,889
Consumer Staples	18.9%
Casey's General Stores, Inc.		3,104	696,382
Coca-Cola (The) Co.		13,689	870,757
Mondelez International, Inc. - Class A		16,281	1,085,129
PepsiCo, Inc.		4,011	724,627
Walmart, Inc.		3,979	564,183
			3,941,078
Financials	12.8%
Berkshire Hathaway, Inc. - Class B(a)		2,066	638,187
CME Group, Inc.		5,009	842,314
Intercontinental Exchange, Inc.		9,423	966,706
Progressive (The) Corp.		1,699	220,377
			2,667,584
Health Care	18.4%
Abbott Laboratories		6,767	742,949
Becton Dickinson and Co.		2,015	512,414
Boston Scientific Corp.(a)		16,499	763,409
Humana, Inc.		928	475,312
Intuitive Surgical, Inc.(a)		628	166,640
Thermo Fisher Scientific, Inc.		681	375,020
UnitedHealth Group, Inc.		1,491	790,498
			3,826,242
Industrials	5.2%
Copart, Inc.(a)		3,419	208,183
Graco, Inc.		2,994	201,376
Otis Worldwide Corp.		2,653	207,756
Ritchie Bros. Auctioneers, Inc.		7,915	457,725
			1,075,040
Information Technology	25.5%
Adobe, Inc.(a)		2,289	770,317
Amphenol Corp. - Class A		3,484	265,272
Intuit, Inc.		1,194	464,729
Keysight Technologies, Inc.(a)		1,349	230,773

ADVISERS INVESTMENT TRUST
VONTOBEL U.S. EQUITY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

	Percentage of Net Assets	Shares	Value
KLA Corp.		308	$116,125
Mastercard, Inc. - Class A		2,476	860,980
Microsoft Corp.		4,837	1,160,009
PayPal Holdings, Inc.(a)		1,291	91,945
ServiceNow, Inc.(a)		1,267	491,938
Synopsys, Inc.(a)		711	227,015
Visa, Inc. - Class A		3,055	634,707
			5,313,810
Materials	3.5%
Sherwin-Williams (The) Co.		1,157	274,591
Vulcan Materials Co.		2,598	454,936
			729,527
TOTAL COMMON STOCKS (Cost $17,098,207)			20,572,883
SHORT-TERM INVESTMENTS	2.5%
Northern Institutional U.S. Government Select Portfolio – Shares Class, 3.61%(b)		528,148	528,148
TOTAL SHORT-TERM INVESTMENTS (Cost $528,148)			528,148
TOTAL INVESTMENTS (Cost $17,626,355)	101.3%		21,101,031
NET OTHER ASSETS (LIABILITIES)	(1.3%)		(270,030)
NET ASSETS	100.0%		$20,831,001

(a)Non-income producing security.
(b)7-day current yield as of December 31, 2022 is disclosed.
At December 31, 2022, the Vontobel U.S. Equity Institutional Fund’s investments (excluding short-term investments) were domiciled in the following countries:
CONCENTRATION BY COUNTRY	% OF NET ASSETS
United States	96.6%
Canada	2.2
Total	98.8%
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